Genevant Agreement (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and Development Expense, Total	$ 13,572	$ 14,694	$ 57,250	$ 42,201
Reimbursements with in Research and Development Expense	900	$ 2,500	1,200
Genevant Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and Development Expense, Total	2,500		2,500
Revenue recognized commercialization milestone payments to receive	57,000		57,000
Genevant Agreement [Member] | Maximum [Member] | Phase 3 Clinical Trial
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment	13,500		13,500
Genevant Agreement [Member] | Maximum [Member] | Phase2b Clinical Trial
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment	$ 27,000		$ 27,000